BUSINESS COMBINATION AND RECAPITALIZATION (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock of FGMC outstanding prior to business combination shares	10,240,398	10,068,477	6,076,078
Common Stock issued	10,240,398	10,068,477	6,076,078
Preferred Stock issued	4,376,709	3,755,209	0
Common Share [Member]
Common stock of FGMC outstanding prior to business combination shares		8,050,000
Less: Redemptions of FGMC common stock		(6,460,059)
Common stock held by former FGMC shareholders		1,589,941
FGMC sponsor shares		1,692,374
Underwriter shares		40,250
Sponsor shares transferred for services		2,000
Sponsor shares transferred for non-redemption		373,126
Shares issued related to extension note		84,500
Total FGMC common shares outstanding prior to conversion to preferred stock	3,782,191	3,782,191
Conversion of existing FGMC common stockholders to new preferred stock		(3,782,191)
Shares issued to Old iCore stockholders for purchase consideration	8,095,706	8,095,706
Common Stock issued	8,095,706	8,095,706
Preferred Share [Member]
Common stock of FGMC outstanding prior to business combination shares	8,050,000
Less: Redemptions of FGMC common stock	(6,460,059)
Common stock held by former FGMC shareholders	1,589,941
FGMC sponsor shares	1,692,374
Underwriter shares	40,250
Sponsor shares transferred for services	2,000
Sponsor shares transferred for non-redemption	373,126
Shares issued related to extension note	84,500
Total FGMC common shares outstanding prior to conversion to preferred stock		3,782,191
Preferred Stock issued	3,782,191	3,782,191